Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
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Intangible Assets, Net

NOTE 14.	INTANGIBLE ASSETS, NET
At December 31, 2020 and 2019, intangible assets, net are mainly wells unassigned to a reserve and other components of intangible assets, which amounted to Ps. 22,775,784 and Ps.14,584,524, respectively as follows:
A. Wells unassigned to a reserve

	2020		2019
Wells unassigned to a reserve:
Balance at the beginning of period	Ps.	12,831,281	Ps.	9,779,239
Additions to construction in progress		23,237,519		17,028,974
Transfers against expenses		(8,404,284)		(7,990,877)
Transfers against fixed assets		(6,229,356)		(5,986,055)

Balance at the end of period	Ps.	21,435,160	Ps.	12,831,281

In addition, as of December 31, 2020 and 2019, PEMEX recognized expenses related to unsuccessful wells of Ps. 19,351,986 and Ps. 79,595,185, respectively, directly in its statement of comprehensive income.

B. Other intangible assets

As of December 31, 2020	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance at the beginning of the year	Ps.	4,593,100	2,174,063	6,767,163
Additions		375,801	27,785	403,586
Disposals		(139,663)	(527,489)	(667,152)
Effects of foreign exchange		56,067	94,741	150,808

	Ps.	4,885,305	1,769,100	6,654,405

Amortization accumulated
Balance at the beginning of the year	Ps.	(4,232,303)	(781,617)	(5,013,920)
Disposals		138,099	132,935	271,034
Amortization		(441,229)	(37,759)	(478,988)
Effects of foreign exchange		(56,681)	(35,226)	(91,907)

		(4,592,114)	(721,667)	(5,313,781)

Balance at the end of the year	Ps.	293,191	1,047,433	1,340,624

Useful lives		1 to 3 years	Up to 36 years

As of December 31, 2019	Licenses	Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance at the beginning of the year	4,391,069	2,255,551	Ps. 6,646,620
Additions	201,853	28,850	230,703
Effects of foreign exchange	(13,436)	(96,724)	(110,160)

	4,579,486	2,187,677	6,767,163
Amortization accumulated
Balance at the beginning of the year	(3,871,442)	(743,865)	Ps. (4,615,307)
Amortization	(386,414)	(70,617)	(457,031)
Effects of foreign exchange	25,553	32,865	58,418

	(4,232,303)	(781,617)	(5,013,920)
Balance at the end of the year	347,183	1,406,060	Ps. 1,753,243

Useful lives	1 to 3 years	Up to 36 years